Pension and Other Post-Retirement Benefits And Employee Benefits - Weighted Average Asset Allocations for Retirement Plan (Detail)	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocation	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocation	60.00%	58.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocation	38.00%	40.00%
Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocation	2.00%	2.00%